Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings (Losses) Per Share
35	EARNINGS (LOSS) PER SHARE

Basic earnings per common share have been calculated by dividing the profit for the year attributable to the Group’s common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share have not been calculated because there are no common shares or potential dilutive investment shares (i.e., financial instruments or agreements giving the right to obtain common or investment shares); therefore, it is the same as basic earnings per share. The basic gain (loss) per common share results as follows:

	2016	2017 (as Restated)	2018
(Loss) earnings per share attributable to owners of the Company during the year	(509,699)	148,738	(83,188)

Weighted average number of shares in issue at S/1.00 each, at December 31,	660,053,790	660,053,790	729,434,192

Basic (loss) earnings per share (in S/) (*)	(0.772)	0.225	(0.125)

	2016	2017 (as Restated)	2018
(Loss) earnings per share from continuing operations attributable to owners of the Company during the year	(604,361)	(66,577)	(102,486)

Weighted average number of shares in issue at S/1.00 each, at December 31,	660,053,790	660,053,790	729,434,192

Basic (loss) earnings per share (in S/) (*)	(0.916)	(0.101)	(0.154)

(*)	The group does not have common shares with dilutive effects at December 31, 2016, 2017 and 2018.